CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 4,147	$ 4,583
Restricted cash	3,774	3,500
Accounts receivable, net	11,616	12,230
Deferred tax assets, net	133	151
Prepaid expenses and other current assets	994	1,016
Total current assets	20,664	21,480
Property and equipment, net	1,723	1,542
Deferred financing costs, net	448
Goodwill	314	314
Other assets	733	648
Total assets	23,882	23,984
CURRENT LIABILITIES:
Notes payable - bank	8,086	6,600
Accounts payable	3,700	2,658
Accrued expenses and other current liabilities	14,437	13,091
Income taxes payable	1,568	3,425
Current liabilities from discontinued operations	1,858	7,645
Total current liabilities	29,649	33,419
Convertible notes payable to related party, including accrued interest	20,846	14,810
Liability to United States Department of Labor	851	1,184
Other liabilities	150	105
Total liabilities	51,496	49,518
COMMITMENTS AND CONTINGENCIES (NOTES 13 and 15)
SHAREHOLDERS' DEFICIT:
Common stock, 0.45 Euro par value; 17,000,000 shares authorized; 8,036,698 and 8,009,185 shares issued and outstanding as of December 31, 2011 and 2010, respectively	4,492	4,475
Additional paid-in capital	20,828	20,845
Accumulated deficit	(46,176)	(44,028)
Accumulated other comprehensive loss	(6,758)	(6,826)
Total shareholders' deficit	(27,614)	(25,534)
Total liabilities and shareholders' deficit	$ 23,882	$ 23,984